Accounts Payable and Other (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and other

In millions	December 31,	2018	2017
Trade payables		$982	$738
Payroll-related accruals		436	388
Accrued charges		232	144
Income and other taxes		205	201
Accrued interest		142	126
Personal injury and other claims provisions (Note 17)		97	65
Environmental provisions (Note 17)		39	57
Other postretirement benefits liability (Note 13)		17	17
Other		166	167
Total accounts payable and other		$2,316	$1,903